CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
8.75% Series A Preferred Units [Member]
General Partners' Capital Account, Units Issued	6,752,333	6,625,590
General Partners' Capital Account, Units Outstanding	6,752,333	6,625,590
Common units public [Member]
General Partners' Capital Account, Units Issued	18,050,941	18,028,786
General Partners' Capital Account, Units Outstanding	18,050,941	18,028,786
Common units Hegh LNG [Member]
General Partners' Capital Account, Units Issued	15,257,498	15,257,498
General Partners' Capital Account, Units Outstanding	15,257,498	15,257,498